Other Comprehensive Income - Summary of Other Comprehensive Income Loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income	S/ 8,386	S/ (8,620)	S/ 14,294
Equity attributable to owners of parent [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income	8,272	(6,886)	(949)
Non-controlling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income	S/ 114	S/ (1,734)	(1,346)
Adjustment for actuarial gains and losses, net of tax [member]
Disclosure of analysis of other comprehensive income by item [line items]
Other comprehensive income			S/ 16,589